Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Before Income Taxes and Income Taxes Expense (Benefit) Included in The Consolidated Statements of Operations
Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2015	2016	2017
	US$ thousands

Income (loss) before income taxes:
Israel	19,486	15,541	23,226
Foreign jurisdiction	(1,061)	324	2,356
	18,425	15,865	25,582

Current taxes:
Israel	2,383	2,242	2,379
Foreign jurisdiction	465	720	1,095
	2,848	2,962	3,474

Current tax (benefits) expenses relating to prior years:
Israel	-	26	12
Foreign jurisdiction	(36)	-	(71)
	(36)	26	(59)

Deferred taxes:
Israel	(437)	10	549
Foreign jurisdiction	(470)	(270)	(96)
	(907)	(260)	453

Income tax expense	1,905	2,728	3,868

Deferred Income Taxes
The tax effects of significant items comprising the Company’s deferred tax assets are as follows:

	December 31	December 31
	2016	2017
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	261	282
Research and development costs	921	846
Tax loss carryforwards	338	111
PPE	15	15
Share based compensation	246	213
Intangible assets	107	110
Other	2	2
Total gross deferred tax assets	1,890	1,579

Deferred tax liabilities:
Intangible assets	(138)	-
Goodwill	(215)	(680)
Total gross deferred tax liabilities	(353)	(680)

Net deferred tax assets	1,537	899

In Israel	1,338	788
Foreign jurisdictions	199	111
Net deferred tax assets	1,537	899

Non-current deferred tax assets	1,537	899

Reconciliation of the Statutory Tax Expense to Actual Tax Expense
Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2015	2016	2017
	US$ thousands

Income before income taxes	18,425	15,865	25,582
Statutory tax rate in Israel	26.5%	25.0%	24.0%
	4,883	3,966	6,140

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses, net	209	228	364
Non-taxable income	(819)	(84)	(1,114)
Prior year adjustments	(36)	26	(59)
Tax effect due to
"Preferred Enterprise" status*	(2,368)	(1,924)	(2,361)
Taxes related to foreign jurisdictions	250	324	632
Changes in tax rate	35	94	162
Creation of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	(252)	-	-
Other	3	98	104

Income tax expense	1,905	2,728	3,868

Schedule of Effect of the Benefit Resulting From the "Preferred Enterprise" Status on Net Earnings Per Ordinary Share
The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows:

	Year ended December 31
	2015	2016	2017

Basic	0.33	0.26	0.32

Diluted	0.32	0.26	0.31